Document and Entity Information Document and Entity Information	Mar. 13, 2026
Document Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000922224
Entity Emerging Growth Company	false
Written Communications	false
Document Type	8-K
Entity File Number	1-11459
Entity Registrant Name	PPL Corporation
Entity Tax Identification Number	23-2758192
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	645 Hamilton Street
Entity Address, City or Town	Allentown,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101
City Area Code	(610)
Local Phone Number	774-5151
Document Period End Date	Mar. 13, 2026
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	Common Stock of PPL Corporation
Trading Symbol	PPL
Security Exchange Name	NYSE
2007 Series A Due 2067 [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	2007 Series A due 2067
Trading Symbol	PPL/67
Security Exchange Name	NYSE
PPL Corporate Units
Document Entity Information [Line Items]
Title of 12(b) Security	Corporate Units of PPL Corporation
Trading Symbol	PPLC
Security Exchange Name	NYSE
PPL Electric Utilities Corp [Member]
Document Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000317187
Entity Emerging Growth Company	false
Entity File Number	1-905
Entity Registrant Name	PPL Electric Utilities Corporation
Entity Tax Identification Number	23-0959590
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	827 Hausman Road
Entity Address, City or Town	Allentown,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18104-9392
City Area Code	(610)
Local Phone Number	774-5151